BALANCE SHEETS (USD $)	Nov. 30, 2011	Nov. 30, 2010
Current Assets
Cash and equivalents	$ 2,789	$ 1,290
Prepaid expenses	0	0
TOTAL ASSETS	2,789	1,290
Current Liabilities
Accrued expenses	7,116	6,383
Loans payable – related parties	10,056	1,600
Total current liabilities	17,172	7,983
Stockholders' equity (deficit)
Preferred Stock, $.001 par value, 10,000,000 shares authorized, 1,000,000 shares issued and outstanding	1,000	1,000
Common Stock, $.001 par value, 65,000,000 shares authorized, 10,000,000 shares issued and outstanding	10,000	10,000
Deficit accumulated during the development stage	(25,383)	(17,693)
Total stockholders' equity (deficit)	(14,383)	(6,693)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,789	$ 1,290